REAL ESTATE DEBT SECURITIES	121 Months Ended	124 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
REAL ESTATE DEBT SECURITIES
5.	REAL ESTATE EQUITY SECURITIES

As of December 31, 2019, the Company owned three investments in real estate equity securities. The following table sets forth the number of shares owned by the Company and the related carrying value of the shares as of December 31, 2019 and December 31, 2018 (dollars in thousands):

	December 31, 2019		December 31, 2018
Real Estate Equity Security	Number of Shares Owned	Total Carrying Value	Number of Shares Owned	Total Carrying Value
Whitestone REIT	—	$—	1,781,894	$21,846
Keppel Pacific Oak US REIT	64,165,352	50,049	56,979,352	34,757
Franklin Street Properties Corp.	2,773,729	23,743	2,772,529	17,273
Plymouth Industrial REIT, Inc.	415,841	7,647	—	—

	67,354,922	$81,439	61,533,775	$73,876

During the year ended December 31, 2019, the Company purchased 555,555 shares of common stock of Plymouth Industrial REIT, Inc. (NYSE Ticker: PLYM) for an aggregate purchase price of $10.0 million and also sold 139,714 shares of common stock for an aggregate sales price of $2.7 million. During the year ended December 31, 2019, the Company sold 1,781,894 shares of common stock of Whitestone REIT for an aggregate sales price of $25.4 million.

On October 29, 2019, the Company acquired an additional 7,186,000 common units of the SREIT for $5.2 million in connection with the sale of 125 John Carpenter to a wholly owned subsidiary of the SREIT. See note 7, “Real Estate Dispositions” for a further discussion on the Company’s sale of the building.

The following summarizes the portion of gain and loss for the period related to real estate equity securities held during the years ended December 31, 2019 and 2018 (in thousands):

	For the Years Ended December 31,
	2019	2018
Net gain (loss) recognized during the period on real estate equity securities	$20,379	$(19,010)
Less: Net gain (loss) recognized during the period on real estate equity securities sold during the period	4,158	(837)

Unrealized gain (loss) recognized during the reporting period on real estate equity securities still held at period end	$16,221	$(18,173)

During the years ended December 31, 2019, 2018 and 2017, the Company recognized $5.8 million, $6.0 million and $2.5 million, respectively, of dividend income from real estate equity securities.

5.	REAL ESTATE EQUITY SECURITIES

As of March 31, 2020, the Company owned three investments in real estate equity securities. The following table sets forth the number of shares owned by the Company and the related carrying value of the shares as of March 31, 2020 and December 31, 2019 (dollars in thousands):

	March 31, 2020		December 31, 2019
Real Estate Equity Security	Number of Shares Owned	Total Carrying Value	Number of Shares Owned	Total Carrying Value
Keppel Pacific Oak US REIT	64,165,352	$32,403	64,165,352	$50,049
Franklin Street Properties Corp.	4,410,824	25,274	2,773,729	23,743
Plymouth Industrial REIT, Inc.	568,723	6,347	415,841	7,647

	69,144,899	$64,024	67,354,922	$81,439

During the three months ended March 31, 2020, the Company purchased 568,723 shares of common stock of Plymouth Industrial REIT, Inc. (NYSE Ticker: PLYM) for an aggregate purchase price of $6.9 million and also purchased 1,637,095 shares of Franklin Street Properties Corp., (NYSE Ticker: FSP) for an aggregate purchase price of $10.0 million. During the three months ended March 31, 2020, the Company sold 415,841 shares of common stock of Plymouth Industrial REIT for an aggregate sale price of $7.9 million.

The following summarizes the portion of gain and loss for the period related to real estate equity securities held during the three months ended March 31, 2020 and 2019 (in thousands):

	Three Months Ended March 31,
	2020	2019
Net (loss) gain recognized during the period on real estate equity securities	$(26,454)	$11,165
Less net gain recognized during the period on real estate equity securities sold during the period	(364)	(3,397)

Unrealized (loss) gain recognized during the reporting period on real estate equity securities held at the end of the period	$(26,818)	$7,768

During the three months ended March 31, 2020 and 2019, the Company recognized $1.1 million and $1.8 million, respectively, of dividend income from real estate equity securities.

Real Estate Debt Securities
REAL ESTATE DEBT SECURITIES
6.	REAL ESTATE DEBT SECURITIES

The information for the real estate debt securities as of December 31, 2019 and 2018 is set forth below (in thousands):

Debt Securities Name	Date Acquired	Debt Securities Type	Outstanding Principal Balance as of December 31, 2019	Book Value as of December 31, 2019	Book Value as of December 31, 2018	Contractual Interest Rate		Annualized Effective Interest Rate		Maturity Date
Battery Point Series B Preferred Units	10/28/2016 / 03/30/2017 / 05/12/2017	Series B Preferred Units	$—	$—	$10,859		(1)		(1)		(1)

(1)

On March 20, 2019, the Company, through an indirect wholly owned subsidiary, entered into a redemption agreement for the Battery Point Series B Preferred Units. The redemption agreement resulted in the redemption of 13,000 Series B Preferred Units with a per-unit price of $1,000. The Company received $8.6 million, of which $0.9 million relates to accrued interest and an exit fee. In addition, the Company received 210,000 shares of Battery Point Series A-3 Preferred Units with a per-unit price of $25. The Series A-3 Preferred Units were classified as an equity investment without a readily determinable fair value (see note 12 “Investment in Unconsolidated Joint Ventures” for further information).

The following summarizes the activity related to real estate debt securities for the year ended December 31, 2019 (in thousands):

Real estate debt securities – December 31, 2018	$10,859
Principal repayment	(7,750)
Deferred interest receivable and interest accretion	(2,992)
Receipt of deferred interest receivable	(130)
Accretion of commitment fee, net of closing costs	4
Other-than-temporary impairment	9

Real estate debt securities – December 31, 2019	$—

For the years ended December 31, 2019, 2018 and 2017, interest income from real estate debt securities consisted of the following (in thousands):

	For the Years Ended December 31,
	2019	2018	2017
Contractual interest income	$356	$1,910	$1,217
Interest accretion	4	59	315
Accretion of commitment fee, net of closing costs and acquisition fee	9	49	250

Interest income from real estate debt securities	$369	$2,018	$1,782

During the year ended December 31, 2018, the Company recorded an other-than-temporary impairment loss of $2.5 million related to its investment in real estate debt securities as the Company did not believe it is probable that the Company will collect 100% of the contractual cash flows due under the original terms as the issuer under the debt securities was experiencing deteriorating operating performance. The amount of other-than temporary impairment was measured by comparing the amortized cost of the real estate debt securities to the expected cash flows based on a probability-weighted measure over a range of potential outcomes discounted at a 12% discount rate.